Long-Term Debt, Maturities of Long-Term Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Annual Principal Payments [Abstract]
Twelve month period ending September 30, 2018	$ 20,089
Twelve month period ending September 30, 2019	19,481
Twelve month period ending September 30, 2020	78,318
Twelve month period ending September 30, 2021	36,752
Twelve month period ending September 30, 2022	46,614
Total	$ 201,254	$ 210,130